Cover	May 17, 2024
Cover [Abstract]
Entity Registrant Name	Mastermind, Inc.
Entity Central Index Key	0001088638
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Document Period End Date	May 17, 2024
Entity File Number	000-26533
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	82-3807447
Entity Address Address Line 1	2221 Peachtree Rd. NE
Entity Address Address Line 2	Suite D-134
Entity Address City Or Town	Atlanta
Entity Address State Or Province	GA
Entity Address Postal Zip Code	30309
City Area Code	678
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	420-4000